Long-term Debt and Other Borrowings - Narrative (Details)			3 Months Ended	12 Months Ended
	Aug. 21, 2018 USD ($)	Aug. 08, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Repayment of borrowings				$ 3,133,200,000	$ 150,300,000	$ 313,500,000
2018 Credit Agreement
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,500,000,000
Quarterly principal payment, percentage				0.25%
Secured Debt | 2018 First Lien Loan
Debt Instrument [Line Items]
Debt instrument, face amount	2,700,000,000
Proceeds from debt, net of stated discount and debt issuance costs	2,700,000,000
Stated discount, amount	13,500,000
Debt issuance costs, amount	20,400,000
Secured Debt | Second Lien Loan
Debt Instrument [Line Items]
Repayment of loan		$ 450,000,000
Write-off of deferred financing fees			$ 8,300,000
Prepayment penalty			2,000,000
Secured Debt | First Lien Loan
Debt Instrument [Line Items]
Write-off of deferred financing fees			$ 39,200,000
Repayment of borrowings		2,600,000,000
Repayments of accrued interest		$ 25,900,000
Net leverage ratio			5.80	5.80
Line of Credit | 2018 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 810,000,000
Line of Credit | First Lien Loan | Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding funds drawn			$ 0	$ 0
Commitment fees				1,500,000	1,400,000	$ 1,100,000
Line of Credit | First Lien Loan | Letter of Credit
Debt Instrument [Line Items]
Debt instrument, face amount			57,600,000	57,600,000	$ 65,500,000
Borrowing capacity for letters of credit			$ 220,000,000	$ 220,000,000
LIBOR | 2018 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate				3.25%
LIBOR | Secured Debt | 2018 First Lien Loan
Debt Instrument [Line Items]
Effective interest rate			6.00%	6.00%
Maximum | Eurodollar Rate | Line of Credit | 2018 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate				2.75%
Maximum | Base Rate | Line of Credit | 2018 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate				1.75%
Minimum | Eurodollar Rate | Line of Credit | 2018 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate				2.00%
Minimum | Base Rate | Line of Credit | 2018 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate				1.00%